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Scudder Investments VIT Funds


Scudder Real Estate Securities Portfolio

Supplement to the currently effective prospectuses

The following revises similar disclosure in "The portfolio managers" section of the above portfolio's prospectuses.

The following people handle the day-to-day management of the portfolio.

  John F. Robertson, CFA                                   John W. Vojticek
  Partner of RREEF and Lead Manager of the portfolio.      Partner of RREEF and Manager of the portfolio.
    o Joined RREEF in 1997, Deutsche Asset Management,        o Joined RREEF, Deutsche Asset Management, Inc. and
      Inc. in 2002 and the portfolio in 1999.                   the portfolio in September 2004.
    o Over 14 years of investment industry experience.        o Prior to that, Principal at KG Redding and
    o Prior to that, Assistant Vice President of Lincoln        Associates, March 2004-September 2004.
      Investment Management, responsible for REIT             o Prior to that, Managing Director of RREEF from
      research.                                                 1996-March 2004, Deutsche Asset Management, Inc.
    o BA, Wabash College; MBA, Indiana University.              from 2002-March 2004 and the fund from 1999-March
                                                                2004.
  Jerry W. Ehlinger, CFA                                      o Nine years of investment industry experience.
  Managing Director of RREEF and Manager of the               o BS, University of Southern California.
  portfolio.
    o Joined RREEF, Deutsche Asset Management, Inc. and     Asad Kazim
      the portfolio in 2004.                                Vice President of RREEF and Manager of the portfolio.
    o Prior to that, Senior Vice President at Heitman         o Joined RREEF and Deutsche Asset Management, Inc.
      Real Estate Investment Management from 2000-2004.         in 2002 and the portfolio in 2005.
    o Prior to that, Senior Research Associate at Morgan      o Prior to that, Financial Analyst at Clarion CRA
      Stanley Asset Management from 1996-2000.                  Securities from 2000-2002.
    o Over nine years of investment industry experience.      o Over six years of investment industry experience.
    o BA, University of Wisconsin-Whitewater; MS,             o BS, The College of New Jersey.
      University of Wisconsin-Madison.



               Please Retain This Supplement for Future Reference










September 22, 2005